SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS [Text Block]

6. SHORT-TERM INVESTMENTS

As at December 31, 2025 the Company had $27,812,122 (December 31, 2024 - $52,500,000) invested in Canadian dollar denominated GICs plus total accrued interest of $461,227 (December 31, 2024 - $1,270,674). The GICs had a weighted average interest rate of 3.00% and term of 340 days (December 31, 2024 - 4.83% and 347 days). The GICs are issued by Schedule 1 chartered banks in Canada.